Consolidated Statements of Changes in Equity - CAD ($) $ in Millions		Total	AOSP	Share capital	Retained earnings	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2016				$ 4,671	$ 21,526	$ 70
Issued upon exercise of stock options				466
Previously recognized liability on stock options exercised for common shares				154
Purchase of common shares under Normal Course Issuer Bid				0	0
Issued for the acquisition of AOSP and other assets	[1]			3,818
Net earnings		$ 2,397			2,397
Dividends on common shares					(1,311)
Other comprehensive income (loss), net of taxes		(138)				(138)
Balance – end of year at Dec. 31, 2017		31,653		9,109	22,612	(68)
Non-cash share considerations issued on the acquisition of AOSP and other assets			$ 3,818
Issued upon exercise of stock options				332
Previously recognized liability on stock options exercised for common shares				120
Purchase of common shares under Normal Course Issuer Bid				(238)	(1,044)
Issued for the acquisition of AOSP and other assets	[1]			0
Net earnings		2,591			2,591
Dividends on common shares					(1,630)
Other comprehensive income (loss), net of taxes		190				190
Balance – end of year at Dec. 31, 2018		31,974		9,323	22,529	122
Issued upon exercise of stock options				360
Previously recognized liability on stock options exercised for common shares				53
Purchase of common shares under Normal Course Issuer Bid		(941)		(203)	(738)
Issued for the acquisition of AOSP and other assets	[1]			0
Net earnings		5,416			5,416
Dividends on common shares					(1,783)
Other comprehensive income (loss), net of taxes		(88)				(88)
Balance – end of year at Dec. 31, 2019		$ 34,991		$ 9,533	$ 25,424	$ 34

[1]	During 2017, in connection with the acquisition of direct and indirect interests in the Athabasca Oil Sands Project ("AOSP") and other assets, the Company issued non-cash share consideration of $3,818 million (see note 7).